REICH & TANG ASSET MANAGEMENT, LLC
1411 Broadway, 28th Floor
New York, NY 10018-3450

April 28, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

Re:           California Daily Tax Free Income Fund, Inc.
File Nos. 33-10436; 811-4922; CIK: 0000806620

Ladies and Gentlemen:

On behalf of California Daily Tax Free Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2011.

Very truly yours,

California Daily Tax Free Income Fund, Inc.

/s/ Christine Manna
By: Christine Manna
Secretary